EQUITY METHOD INVESTMENTS (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 Planet Sa [Member] EUR (€)	Dec. 31, 2012 Cigna Nederland Gamma B.V. EUR (€)	Dec. 31, 2012 Finans Pension
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments	€ 188,122,000	€ 59,139,000	€ 50,094,000	$ 245,815,000
Revenue	175,632,000	77,406,000	127,630,000
Gross profit	74,251,000	29,804,000	40,056,000
Net earnings	28,699,000	6,774,000	12,510,000
Group's equity in net earnings	14,686,000	8,661,000	9,245,000
Dividends received by the Group	2,369,000	2,785,000	1,541,000
Current assets	221,659,000	91,871,000	79,766,000
Non-current assets	300,691,000	511,932,000	486,486,000
Current liabilities	101,160,000	30,077,000	28,696,000
Non-current liabilities	250,330,000	488,387,000	461,376,000
Net assets	170,860,000	85,339,000	76,180,000
Group's equity in net assets	78,811,000	38,974,000	47,695,000
Schedule Of Equity Method Investments [Line Items]
Percentage of disposal							51.00%
Impairment loss for investment					1,700,000
Fair value of the interest retained (49%)						€ 104,298,000